As filed with the Securities and Exchange Commission on September 9, 2011

Securities Act File No. 002-80150

Investment Company Act File No. 811-03595

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 37	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 38	☒

(Check appropriate box or boxes)

BLACKROCK HEALTHCARE FUND, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Healthcare Fund, Inc.

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Frank P. Bruno, Esq.	Ira P. Shapiro, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Shares of beneficial interest, par value $.001 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on September 9, 2011.

BLACKROCK HEALTHCARE FUND, INC.

By	/S/ JOHN M. PERLOWSKI
John M. Perlowski President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

/S/ JOHN M. PERLOWSKI John M. Perlowski		President and Chief Executive Officer (Principal Executive Officer)	September 9, 2011

/S/ NEAL J. ANDREWS Neal J. Andrews		Chief Financial Officer (Principal Financial and Accounting Officer)	September 9, 2011

DAVID O. BEIM* David O. Beim		Director

RONALD W. FORBES* Ronald W. Forbes		Director

DR. MATINA S. HORNER* Dr. Matina S. Horner		Director

RODNEY D. JOHNSON* Rodney D. Johnson		Director

HERBERT I. LONDON* Herbert I. London		Director

CYNTHIA A. MONTGOMERY* Cynthia A. Montgomery		Director

JOSEPH P. PLATT* Joseph P. Platt		Director

ROBERT C. ROBB, JR.* Robert C. Robb, Jr.		Director

TOBY ROSENBLATT* Toby Rosenblatt		Director

KENNETH L. URISH* Kenneth L. Urish		Director

FREDERICK W. WINTER* Frederick W. Winter		Director

RICHARD S. DAVIS* Richard S. Davis		Director

HENRY GABBAY* Henry Gabbay		Director

*By:	/S/ BEN ARCHIBALD Ben Archibald (Attorney-in-Fact)		September 9, 2011

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

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